Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company
o        Nationwide VLI Separate Account-4                            o        Nationwide VL Separate Account-C




                   Prospectus supplement dated June 1, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------


Your prospectus offers the following sub-accounts as investment options under your policy. These investment options will change names as indicated below. These name changes will be effective on June 1, 2005.

--------------------------------------------------------------------- --------------------------------------------------------------
                              OLD NAME                                                            NEW NAME
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc. - Merrill Lynch Large       FAM Variable Series Funds, Inc. - Mercury Large Cap Core V.I.
Cap Core V. I. Fund:  Class II                                        Fund:  Class II
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc. - Merrill Lynch             FAM Series Funds, Inc. - Mercury International Index
International Index V. I. Fund:  Class II                             Portfolio: Class II
--------------------------------------------------------------------- --------------------------------------------------------------